Investments (Details) - Schedule of Fixed Maturity Available-for-Sale Securities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fixed Maturity Available-for-Sale Securities [Line Items]
Available for sale, Amortized Cost	$ 789,619	$ 538,311
Available for sale, Gross Unrealized Gains	8,020	26
Available for sale, Gross Unrealized Losses	(31,696)	(49,061)
Available for sale, Allowance for expected credit losses	(353)	(195)
Available for sale, Fair Value	765,590	489,081
Foreign Governments [Member]
Schedule of Fixed Maturity Available-for-Sale Securities [Line Items]
Available for sale, Amortized Cost	13,067	8,625
Available for sale, Gross Unrealized Gains	70	4
Available for sale, Gross Unrealized Losses	(738)	(607)
Available for sale, Allowance for expected credit losses
Available for sale, Fair Value	12,399	8,022
Corporate Bonds [Member]
Schedule of Fixed Maturity Available-for-Sale Securities [Line Items]
Available for sale, Amortized Cost	776,552	529,686
Available for sale, Gross Unrealized Gains	7,950	22
Available for sale, Gross Unrealized Losses	(30,958)	(48,454)
Available for sale, Allowance for expected credit losses	(353)	(195)
Available for sale, Fair Value	$ 753,191	$ 481,059